CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,820,685	¥ 3,316,238	¥ 3,509,754
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	167	170	257
Total cash, cash equivalent, restricted cash and restricted cash equivalents	3,820,852	3,316,408	3,510,011
Right-of-use asset	¥ 36,032	¥ 32,208	¥ 41,279